INCOME TAXES	8 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

Successor

The Company’s net operating loss carryover of $283,061 as of October 31, 2017, will expire in 2037. Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forward for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forward may be limited as to its use in future years. The Company’s tax returns for the years ended October 31, 2015 through October 31, 2017 are open for IRS audit.

On December 22, 2017, the Tax Act was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a corporate tax rate decrease from 35% to 21%, effective for tax years beginning after December 31, 2017. We use the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. As a result of the reduction in the U.S. corporate income tax rate from 35% to 21% under the Tax Act, we revalued our ending net deferred tax assets at October 31, 2017, which were fully offset by a valuation allowance.

Future tax benefits for these net operating loss carry-forwards are recognized to the extent that realization of these benefits is considered more likely than not.  To the extent that we will not realize a future tax benefit, a valuation allowance is established.  The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

October 31, 2017
Net operating loss carry forward	$52,932

Less: valuation allowance	(52,932)
Net deferred tax asset	$-

Predecessor

Taylor Brothers Holdings, Inc., (Predecessor) is a corporation and is responsible for income tax purposes to report its own operations.  Accordingly, no provision for income taxes has been reflected in these financial statements.  Previous to its 2016 tax year the Predecessor was an S corporation for tax purposes and, therefore, did not require a valuation allowance. The Predecessor has no unrecognized tax benefits.

NOTE 5 – INCOME TAXES

The net operating loss carryover of $166,311, as of October 31, 2016, will expire in 2036.  Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forward for Federal income tax reporting purposes are subject to annual limitations.  Should a change in ownership occur, net operating loss carry forward may be limited as to its use in future years.

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

November 12, 2015 (Inception)
Through
October 31
2016
Net operating loss carry forward	56,546
Less: valuation allowance	(56,546)
Net deferred tax asset	$-